Cover Document	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Incorporation, State or Country Code	DE
Entity File Number	000-23314
Entity Tax Identification Number	13-3139732
Entity Address, Street Name	5401 Virginia Way
Entity Address, City	Brentwood
Entity Address, State	TN
Entity Address, Postal Zip Code	37027
City Area Code	615
Local Phone Number	440-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $0.008 par value
Trading Symbol	TSCO
Name of each exchange on which registered	NASDAQ
Entity Emerging Growth Company	false
Entity Registrant Name	TRACTOR SUPPLY CO /DE/
Amendment Flag	false
Entity Central Index Key	0000916365